Fair Value Measurements - Schedule of Fair value of Liability Using Monte Carlo Simulation Model (Details) (FaceBank Group, Inc Pre-Merger) (10-K) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected dividend yield		0.00%
Minimum [Member]
Contractual term (years)		1 year 7 months 2 days
Maximum [Member]
Contractual term (years)		1 year 10 months 28 days
Monte Carlo Method [Member]
Fixed conversion price		$ 0.25	$ 0.25
Risk free rate			1.60%
Expected dividend yield		8.00%	8.00%
Monte Carlo Method [Member] | Minimum [Member]
Stock price		$ 7.00	$ 8.91
Risk free rate		0.16%
Contractual term (years)		1 year	1 year 2 months 12 days
Expected volatility		72.30%	89.20%
Monte Carlo Method [Member] | Maximum [Member]
Stock price		$ 12.10	$ 10.15
Contractual term (years)		1 year 2 months 12 days	1 year 6 months
Expected volatility		76.30%	90.40%
FaceBank Group, Inc Pre-Merger [Member] | Maximum [Member]
Stock price	$ 4.97
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member]
Stock price				$ 6.75
Fixed conversion price	$ 0.25		$ 0.25
Risk free rate			1.60%
Expected dividend yield	8.00%		8.00%
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member] | Minimum [Member]
Stock price	$ 8.35		$ 8.91
Risk free rate	0.20%
Contractual term (years)	1 year 2 months 12 days		1 year 2 months 12 days
Expected volatility	87.20%		89.20%
FaceBank Group, Inc Pre-Merger [Member] | Monte Carlo Method [Member] | Maximum [Member]
Stock price	$ 9.20		$ 9.03
Risk free rate	0.40%
Contractual term (years)	1 year 6 months		1 year 6 months
Expected volatility	94.80%		90.40%